Organization and Business Description (Details) $ in Thousands	Nov. 20, 2023 USD ($)	Nov. 20, 2023 CNY (¥)
Organization and Business Description [Line Items]
Paid-in-capital	$ 69,249	¥ 500,000
Hongkou Tutorial [Member]
Organization and Business Description [Line Items]
Equity Interest, percentage	10.00%	10.00%
Xianjin Technology [Member]
Organization and Business Description [Line Items]
Equity Interest, percentage	90.00%	90.00%